Net interest income - Summary of net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Cash and due from banks at amortized cost	₩ 590,831	₩ 281,575	₩ 85,846
Deposits at FVTPL	0	1,329	1,298
Securities at FVTPL	1,396,409	924,346	659,927
Securities at FVOCI	2,357,108	1,846,888	896,027
Securities at amortized cost	1,062,110	691,798	1,091,974
Loans at amortized cost	21,676,818	16,064,617	11,889,767
Loans at FVTPL	120,815	69,146	35,587
Insurance finance interest income	240,534	119,801	0
Others	134,586	92,825	63,804
Interest income	27,579,211	20,092,325	14,724,230
Interest expense:
Deposits	(9,790,811)	(4,642,670)	(2,173,804)
Financial liabilities designated at FVTPL	(9,804)	(1,296)	0
Borrowings	(1,895,913)	(938,641)	(330,548)
Debt securities issued	(2,735,421)	(1,901,458)	(1,390,230)
Insurance finance interest expense	(1,945,318)	(1,792,702)	0
Others	(384,022)	(218,705)	(60,323)
Interest expense	(16,761,289)	(9,495,472)	(3,954,905)
Net interest income	₩ 10,817,922	₩ 10,596,853	₩ 10,769,325